Significant Components of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	$ 586,035	$ 586,847
Accumulated Amortization	(181,928)	(105,428)
Net	404,107	481,419
Channel relationships
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	318,600	318,600
Accumulated Amortization	(60,079)	(20,261)
Net	258,521	298,339
Customer relationships
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	167,140	167,871
Accumulated Amortization	(87,201)	(69,114)
Net	79,939	98,757
Trade name
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	46,480	46,561
Accumulated Amortization	(15,680)	(6,527)
Net	30,800	40,034
Database
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	28,000	28,000
Accumulated Amortization	(8,400)	(2,800)
Net	19,600	25,200
Covenants-Not-to-Compete
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	14,940	14,940
Accumulated Amortization	(5,551)	(2,887)
Net	9,389	12,053
Trade association
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	10,000	10,000
Accumulated Amortization	(4,750)	(3,750)
Net	5,250	6,250
Favorable lease
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross	875	875
Accumulated Amortization	(267)	(89)
Net	$ 608	$ 786